Label	Element	Value
BOGLE SMALL CAP GROWTH
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BOGLE SMALL CAP GROWTH
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Bogle Investment Management Small Cap Growth Fund (the "Fund") is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	EXPENSES AND FEES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year, the Fund's portfolio turnover rate was 380.45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	380.45%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Investor Class shares or $1,000,000 in the Institutional Class shares of the Fund over the various time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of the net assets of the portfolio (including borrowings for investment purposes) in the stocks of U.S. companies with market capitalizations, at the time of purchase, that are within the trailing twelve-month range of the market capitalizations of those companies that are included in the Russell 2000® Index ("Small Cap Stocks"). For purposes of this investment policy, stocks of U.S. companies are stocks that are listed on a securities exchange or market inside the United States. Because the Russell 2000® Index ("Index") is modified ("reconstituted") regularly (usually each year) to replace companies that no longer qualify for inclusion in the Index due to, among other reasons, having market capitalizations that have grown too large, the Adviser uses the trailing twelve-month range of market capitalizations to mitigate the need to trade stocks in the portfolio due to Index reconstitution. Further, the Adviser will not sell from the portfolio any holdings that the Adviser believes are likely to appreciate more than the Index solely because the market capitalizations of such holdings cause the portfolio to hold less than 80% of its net assets within this range. As such, the Fund may, from time to time, hold less than 80% of its net assets within this range. The Fund attempts to achieve its objective by taking long positions in Small Cap Stocks that the Adviser believes are undervalued given their future earnings growth prospects. The Adviser will manage the portfolio such that its median market capitalization is under normal circumstances reasonably close to the median capitalization of the Index. As part of its investment strategy, the Adviser will continue to invest in Small Cap Stocks that the Adviser believes will appreciate more than the Index. Shareholders will be notified by the Fund sixty days in advance of any change in this 80% policy.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Common stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Fund.

•  The Fund will invest in Small Cap Stocks that may be more volatile than investments in issuers with larger market capitalizations. Issuers of Small Cap Stocks are not as diversified in their business activities as issuers with larger market capitalizations and are more susceptible to changes in the business cycle.

•  The net asset value ("NAV") of the Fund will fluctuate with changes in the market value of the Fund's portfolio holdings.

•  Although the Fund will invest in stocks that the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•  The Fund may frequently trade its portfolio holdings. High portfolio turnover will cause the Fund to incur higher brokerage commissions and other transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in higher taxable capital gains. A portfolio turnover rate of 100% is considered to be high.

Risk Lose Money [Text]	rr_RiskLoseMoney	Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	RISK/RETURN INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the long-term performance of the Fund's Investor Class. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information may be obtained at www.boglefunds.com or by calling 1-877-264-5346.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-264-5346
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boglefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31 INVESTOR CLASS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:  33.33% (quarter ended June 30, 2009)

Worst Quarter:  (28.63)% (quarter ended December 31, 2008)

Year-to-date total return for the nine months ended September 30, 2016: 13.21%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.63%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Investor Class and may vary for the Institutional Class.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the Fund's average annual total returns for the past calendar year, the past five calendar years and the past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
BOGLE SMALL CAP GROWTH | Russell 2000® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.80%
BOGLE SMALL CAP GROWTH | INSTITUTIONAL
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 12,734
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	43,264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	76,018
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 168,732
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.91%
BOGLE SMALL CAP GROWTH | INVESTOR
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	433
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	760
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,687
Annual Return 2006	rr_AnnualReturn2006	15.29%
Annual Return 2007	rr_AnnualReturn2007	(5.60%)
Annual Return 2008	rr_AnnualReturn2008	(48.19%)
Annual Return 2009	rr_AnnualReturn2009	45.74%
Annual Return 2010	rr_AnnualReturn2010	29.02%
Annual Return 2011	rr_AnnualReturn2011	(4.94%)
Annual Return 2012	rr_AnnualReturn2012	25.96%
Annual Return 2013	rr_AnnualReturn2013	46.78%
Annual Return 2014	rr_AnnualReturn2014	2.28%
Annual Return 2015	rr_AnnualReturn2015	(7.78%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.78%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.80%
BOGLE SMALL CAP GROWTH | INVESTOR | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.87%)	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.94%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.34%	[2]
BOGLE SMALL CAP GROWTH | INVESTOR | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.72%)	[2],[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.29%	[2],[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.53%	[2],[3]

[1]	Bogle Investment Management, L.P. (the "Adviser") has contractually agreed to waive management fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.25% for the Institutional Class and Investor Class. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause net Total Annual Fund Operating Expenses to exceed 1.25%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2017 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. The Adviser may discontinue these arrangements any time after December 31, 2017.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRA). After-tax returns are shown for only the Investor Class and may vary for the Institutional Class.
[3]	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.